COMMITMENTS AND CONTINGENT LIABILITIES (Details Narrative)						6 Months Ended		12 Months Ended
	Feb. 02, 2016 USD ($) ft²	Jan. 22, 2016	Jan. 20, 2016 USD ($)	Apr. 24, 2013 USD ($)	Mar. 06, 2013 USD ($)	Mar. 31, 2017 USD ($) ft²	Mar. 31, 2016 USD ($)	Sep. 30, 2016 USD ($) ft² Number $ / shares	Sep. 30, 2015 USD ($)	Sep. 21, 2016 USD ($) $ / shares	Sep. 19, 2016 USD ($) $ / shares shares	Dec. 23, 2015 USD ($) $ / shares shares
Loss Contingencies [Line Items]
Operating leases monthly lease payments	$ 1,856					$ 4,580		$ 4,580
Operating leases rent expense						36,500	$ 28,400	64,900	$ 48,900
Capital leases future minimum payments due						6,200		5,900
Capital leases future minimum payments due for 2017						1,200		1,200
Capital leases future minimum payments due for 2018-2020						1,600		1,400
Capital leases future minimum payments due for 2021						600		500
Accrued interest								317,000
Second Omnibus Amendment [Member]
Loss Contingencies [Line Items]
Accrued interest										$ 317,000
Face amount											$ 6,000,000
Conversion price (in dollars per share) | $ / shares										$ 5.00	$ 5.00
Second Omnibus Amendment [Member] | 5% Senior Secured Notes Convertible (the "September 2014 Notes") [Member]
Loss Contingencies [Line Items]
Accrued interest											$ 316,965
Face amount											$ 6,000,000
Second Amended Note & Warrant Agreement [Member] | Warrants [Member]
Loss Contingencies [Line Items]
Number of shares called | shares												1,263,406
Face amount												$ 6,000,000
Conversion price (in dollars per share) | $ / shares												$ 0.25
Leonard J. Brandt and Brandt Ventures, GP v. CNS Response, Inc., Sail Venture Partners and David Jones [Member]
Loss Contingencies [Line Items]
Damages sought value					$ 170,000			250,000
Potential monetary settlement								$ 225,000
Leonard J. Brandt and Brandt Ventures, GP v. CNS Response, Inc., Sail Venture Partners and David Jones [Member] | Second Amended Note & Warrant Agreement [Member] | Warrants [Member]
Loss Contingencies [Line Items]
Number of shares called | shares											10,047
Face amount											$ 50,000
Leonard J. Brandt and Brandt Ventures, GP v. CNS Response, Inc., Sail Venture Partners and David Jones [Member] | Common Stock [Member]
Loss Contingencies [Line Items]
Number of shares converted | Number								5,000
Leonard J. Brandt and Brandt Ventures, GP v. CNS Response, Inc., Sail Venture Partners and David Jones [Member] | Long-Term Promissory Note [Member]
Loss Contingencies [Line Items]
Face amount								$ 50,000
Number of shares converted | Number								5,000
Conversion price (in dollars per share) | $ / shares								$ 10.00
Headquarters and Neurometric Services [Member]
Loss Contingencies [Line Items]
Operating leases term of contract		24 months
Operating leases monthly lease payments						2,290		$ 2,290
Operating leases rent expense						$ 4,809		$ 4,809
Area of land | ft²						2,290		2,290
Commence date						Feb. 01, 2016		Feb. 01, 2016
Expiration date						Jan. 31, 2018		Jan. 31, 2018
EEG Equipment [Member]
Loss Contingencies [Line Items]
Operating leases term of contract	23 months 15 days
Operating leases monthly lease payments	$ 928			$ 325
Operating leases rent expense	$ 1,911
Area of land | ft²	1,092
Commence date	Feb. 15, 2016
Expiration date	Jan. 31, 2018
Proceeds from long-term capital lease obligations				$ 8,900
Capital lease term				36 months
Canon Copier [Member]
Loss Contingencies [Line Items]
Operating leases term of contract			60 months
Operating leases monthly lease payments			$ 135
Financial lease to acquire			$ 6,700